UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Douglas C. Floren       Greenwich, Connecticut       11-13-07
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             63
                                               -------------
                                                  144,170
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------

Abbott Labs                        Common Stock   002824100   1,716    32,000 SH       sole                 32,000
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Affymetrix Inc                     Common Stock   00826T108     634    25,000 SH       sole                 25,000
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc            Common Stock   00971T101     575    20,000 SH       sole                 20,000
------------------------------------------------------------------------------------------------------------------------------------
Ameron Intl Inc                    Common Stock   030710107   4,548    43,000 SH       sole                 43,000
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc         Common Stock   032346108   2,975    59,500 SH       sole                 59,500
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp                        Common Stock   037411105     243     2,700 SH       sole                  2,700
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc          Common Stock   040047102     339    31,000 SH       sole                 31,000
------------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc                Common Stock   04269X105   3,004   267,500 SH       sole                267,500
------------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc                Common Stock   075811109   1,844    25,000 SH       sole                 25,000
------------------------------------------------------------------------------------------------------------------------------------
Biomarin Pharmaceutical Inc        Common Stock   09061G101     573    23,000 SH       sole                 23,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                       Common Stock   156708109     201     2,750 SH       sole                  2,750
------------------------------------------------------------------------------------------------------------------------------------
Cepheid                            Common Stock   15670R107   2,189    96,000 SH       sole                 96,000
------------------------------------------------------------------------------------------------------------------------------------
Claymont Steel Holdings Inc        Common Stock   18382P104     911    45,000 SH       sole                 45,000
------------------------------------------------------------------------------------------------------------------------------------
Covanta Hldg Corp                  Common Stock   22282E102     368    15,000 SH       sole                 15,000
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp New              Common Stock   25179M103   1,123    13,500 SH       sole                 13,500
------------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling Inc      Common Stock   25271C102   1,178    10,400 SH       sole                 10,400
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E.I. De Nemours & Co.      Common Stock   263534109   1,735    35,000 SH       sole                 35,000
------------------------------------------------------------------------------------------------------------------------------------
Dyadic Intl Inc Del                Common Stock   26745T101     223    42,000 SH       sole                 42,000
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp                      Common Stock   278856109   1,446    62,000 SH       sole                 62,000
------------------------------------------------------------------------------------------------------------------------------------
Esco Technologies Inc              Common Stock   296315104   4,720   142,000 SH       sole                142,000
------------------------------------------------------------------------------------------------------------------------------------
Exelixis Inc                       Common Stock   30161Q104     831    78,500 SH       sole                 78,500
------------------------------------------------------------------------------------------------------------------------------------
First Solar Inc                    Common Stock   336433107   1,224    10,400 SH       sole                 10,400
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoran Copper & Gold Inc Common Stock   35671D857     629     6,000 SH       sole                  6,000
------------------------------------------------------------------------------------------------------------------------------------
FuelCell Energy Inc                Common Stock   35952H106   1,636   184,000 SH       sole                184,000
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                      Common Stock   368710406   4,369    56,000 SH       sole                 56,000
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp Del New         Common Stock   369300108   5,034    75,000 SH       sole                 75,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                Common Stock   369604103   9,398   227,000 SH       sole                227,000
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc New                  Common Stock   36866T103   2,330    35,000 SH       sole                 35,000
------------------------------------------------------------------------------------------------------------------------------------
Genomic Health Inc                 Common Stock   37244C101   1,343    70,000 SH       sole                 70,000
------------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                         COM NEW        37245X203     220     7,300 SH       sole                  7,300
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc                Common Stock   375558103     409    10,000 SH       sole                 10,000
------------------------------------------------------------------------------------------------------------------------------------
Hologic Inc                        Common Stock   436440101   1,793    29,400 SH       sole                 29,400
------------------------------------------------------------------------------------------------------------------------------------
HLTH Corporation                   Common Stock   40422Y101   1,913   135,000 SH       sole                135,000
------------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                       Common Stock   452327109   1,608    31,000 SH       sole                 31,000
------------------------------------------------------------------------------------------------------------------------------------
Immucor Inc                        Common Stock   452526106   1,305    36,500 SH       sole                 36,500
------------------------------------------------------------------------------------------------------------------------------------
Inverness Med Innovations Inc      Common Stock   46126P106   1,532    27,700 SH       sole                 27,700
------------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals Inc           Common Stock   464330109   2,290   153,000 SH       sole                153,000
------------------------------------------------------------------------------------------------------------------------------------
Itron Inc                          Common Stock   465741106   1,396    15,000 SH       sole                 15,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                  Common Stock   478160104     506     7,700 SH       sole                  7,700
------------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                        Common Stock   486587108   1,144    22,000 SH       sole                 22,000
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                     Common Stock   532457108     348     6,105 SH       sole                  6,105
------------------------------------------------------------------------------------------------------------------------------------
Limelight Networks Inc             Common Stock   53261M104     310    35,000 SH       sole                 35,000
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Lincoln Elec Hldgs Inc             Common Stock   533900106   7,683    99,000 SH       sole                 99,000
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                        Common Stock   583916101     729    51,500 SH       sole                 51,500
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Medtronic Inc                      Common Stock   585055106   3,759    66,637 SH       sole                 66,637
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Merck & Co Inc                     Common Stock   589331107     228     4,408 SH       sole                  4,408
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                    Common Stock   61166W101   4,781    55,756 SH       sole                 55,756
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc                Common Stock   62855J104  22,711   435,500 SH       sole                435,500
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipe Co                  Common Stock   667746101   2,156    57,000 SH       sole                 57,000
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Nxstage Medical Inc                Common Stock   67072V103   5,142   365,000 SH       sole                365,000
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Power-One Inc                      Common Stock   739308104     281    55,000 SH       sole                 55,000
------------------------------------------------------------------------------------------------------------------------------------
Rae Sys Inc                        Common Stock   75061P102     248    75,000 SH       sole                 75,000
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals          Common Stock   75886F107   1,905   107,000 SH       sole                107,000
------------------------------------------------------------------------------------------------------------------------------------
Sangamo Biosciences Inc            Common Stock   800677106   5,065   359,000 SH       sole                359,000
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp              CL A           80874P109   1,203    32,000 SH       sole                 32,000
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Seattle Genetics Inc               Common Stock   812578102     281    25,000 SH       sole                 25,000
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Shaw Group Inc                     Common Stock   820280105   3,306    56,900 SH       sole                 56,900
------------------------------------------------------------------------------------------------------------------------------------
Siemens AG                         Sponsored ADR  826197501   2,745    20,000 SH       sole                 20,000
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Sunpower Corp                      COM CL A       867652109   2,675    32,300 SH       sole                 32,300
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Suntech Pwr Hldgs Co LTD           ADR            86800C104   1,277    32,000 SH       sole                 32,000
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Telvent Git SA                     Common Stock   E90215109   2,835   113,900 SH       sole                113,900
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Third Wave Technologies Inc        Common Stock   88428W108   2,296   487,380 SH       sole                487,380
------------------------------------------------------------------------------------------------------------------------------------
Trinity Inds Inc                   Common Stock   896522109     751    20,000 SH       sole                 20,000



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